FINANCIAL INSTRUMENTS AND CAPITAL MANAGEMENT - Disclosure of carrying value of financial assets and liabilities (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
FVTPL
Cash and cash equivalents	$ 5,720,092	$ 6,747,986	$ 11,627,913	$ 19,760,015
Amortized cost
Accounts payable and accrued liabilities	449,299	207,307
FVTPL [Member]
FVTPL
Cash	5,633,842	6,661,736
Guaranteed investment certificate	86,250	86,250
Cash and cash equivalents	5,720,092	6,747,986
Amortized cost [Member]
Amortized cost
Accounts payable and accrued liabilities	$ 449,299	$ 207,307